July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Dividend Active ETF | BIDD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares International Dividend Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.2%
Erste Group Bank AG	68,321	$ 8,931,131
Canada — 4.1%
Teck Resources Ltd., Class B	139,239	8,379,072
Toronto-Dominion Bank	70,944	8,504,069
		16,883,141
China — 8.3%
Alibaba Group Holding Ltd.	626,780	9,547,986
Contemporary Amperex Technology Co. Ltd., Class A	152,900	8,957,213
Tencent Holdings Ltd.	258,440	15,791,456
		34,296,655
Finland — 1.4%
Kone OYJ, Class B	102,110	5,891,436
France — 7.3%
Air Liquide SA	51,405	10,127,220
Schneider Electric SE	26,726	8,979,543
TotalEnergies SE	122,329	10,784,581
		29,891,344
Germany — 6.8%
Allianz SE, Registered Shares	12,779	6,365,244
Deutsche Boerse AG, Class N	26,716	8,047,318
Deutsche Telekom AG, Class N, Registered Shares	246,598	7,610,254
Siemens Energy AG(a)	35,404	6,048,525
		28,071,341
India — 3.5%
AceVector Ltd., (Acquired 05/07/14, Cost: $7,423,816)(b)(c)	1,595,200	378,842
HDFC Bank Ltd., ADR	325,424	7,787,396
Kotak Mahindra Bank Ltd.	1,554,959	6,356,608
		14,522,846
Indonesia — 1.6%
Bank Central Asia Tbk. PT	18,370,000	6,438,221
Italy — 2.3%
FinecoBank Banca Fineco SpA	342,773	9,390,900
Japan — 13.0%
Hitachi Ltd.	281,200	9,215,075
Honda Motor Co. Ltd.	685,500	6,909,581
Japan Tobacco, Inc.	96,700	4,311,551
Mitsubishi UFJ Financial Group, Inc.	545,400	12,182,326
Recruit Holdings Co. Ltd.	52,400	4,143,835
Shin-Etsu Chemical Co. Ltd.	137,800	4,912,584
Sony Group Corp.	515,200	12,039,639
		53,714,591
Mexico — 1.5%
Grupo Financiero Banorte SAB de C.V., Class O	515,455	5,969,570
Netherlands — 6.4%
ASM International NV	11,141	10,318,223
ASR Nederland NV	98,961	8,090,738
Koninklijke KPN NV	1,681,598	7,940,236
		26,349,197
Singapore — 2.0%
United Overseas Bank Ltd.	239,854	8,111,640
South Korea — 5.1%
Samsung Electronics Co. Ltd.	58,183	10,127,030
SK Hynix, Inc.	9,369	10,639,951
		20,766,981
Security	Shares	Value
Spain — 3.8%
Banco Bilbao Vizcaya Argentaria SA	260,578	$ 7,304,493
Industria de Diseno Textil SA	125,598	8,196,978
		15,501,471
Sweden — 2.3%
Atlas Copco AB, A Shares	206,857	4,370,851
Epiroc AB, Class A	204,805	5,250,509
		9,621,360
Taiwan — 8.8%
MediaTek, Inc.	43,000	4,580,690
Taiwan Semiconductor Manufacturing Co. Ltd.	430,000	31,805,053
		36,385,743
Thailand — 1.9%
Bangkok Dusit Medical Services PCL, NVDR	13,877,900	7,970,442
United Kingdom — 12.4%
AstraZeneca PLC	62,093	10,562,659
BAE Systems PLC	328,165	9,290,131
British American Tobacco PLC	96,762	5,869,673
Rentokil Initial PLC	896,612	4,129,129
Rolls-Royce Holdings PLC	321,349	6,410,804
Shell PLC	244,937	11,231,027
Taylor Wimpey PLC	3,528,365	3,715,022
		51,208,445
Total Common Stocks — 94.7% (Cost: $317,287,778)		389,916,455
Preferred Securities
Preferred Stocks — 1.8%
South Korea — 1.8%
Samsung Electronics Co. Ltd.	60,346	7,583,375
Total Preferred Securities — 1.8% (Cost: $7,893,199)		7,583,375
Total Long-Term Investments — 96.5% (Cost: $325,180,977)		397,499,830
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	10,570,000	10,570,000
Total Short-Term Securities — 2.6% (Cost: $10,570,000)		10,570,000
Total Investments — 99.1% (Cost: $335,750,977)		408,069,830
Other Assets Less Liabilities — 0.9%		3,834,540
Net Assets — 100.0%		$ 411,904,370

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $378,842, representing 0.1% of its net assets as of period end, and an original cost of $7,423,816.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares International Dividend Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 7,690,000	$ 2,880,000 (a)	$ —	$ —	$ —	$ 10,570,000	10,570,000	$ 66,541	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$ —	$ 8,931,131	$ —	$ 8,931,131
Canada	16,883,141	—	—	16,883,141
China	—	34,296,655	—	34,296,655
Finland	—	5,891,436	—	5,891,436
France	—	29,891,344	—	29,891,344
Germany	—	28,071,341	—	28,071,341
India	7,787,396	6,356,608	378,842	14,522,846
Indonesia	—	6,438,221	—	6,438,221
Italy	—	9,390,900	—	9,390,900
Japan	—	53,714,591	—	53,714,591
Mexico	5,969,570	—	—	5,969,570
Netherlands	—	26,349,197	—	26,349,197
Singapore	—	8,111,640	—	8,111,640
South Korea	—	20,766,981	—	20,766,981
Spain	—	15,501,471	—	15,501,471
Sweden	—	9,621,360	—	9,621,360
Taiwan	—	36,385,743	—	36,385,743
Thailand	—	7,970,442	—	7,970,442
United Kingdom	—	51,208,445	—	51,208,445
Preferred Securities
Preferred Stocks	—	7,583,375	—	7,583,375
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares International Dividend Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 10,570,000	$ —	$ —	$ 10,570,000
	$ 41,210,107	$ 366,480,881	$ 378,842	$ 408,069,830

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
SAB	Special Assessment Bonds